UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Metzler-Payden, LLC

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-2870

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

ITEM 1.    REPORT TO SHAREHOLDERS

Metzler/Payden Investment Group

Annual Report

October 31, 2003

Dear Shareholders,

Metzler/Payden, a joint venture between independent partners, Metzler Bank and Payden & Rygel, is steadfastly committed to maintaining its privately owned status. In a corporate landscape where there are virtually no independently owned companies left, the firm is unwavering in its commitment to provide unbiased advice and high quality investment vehicles to our clients.

The firm launched Metzler/Payden Funds, its European and international equity fund family, in December 2002 to provide U.S. investors with the opportunity to diversify their portfolios with investments from some of the fastest growing regions in the world. A number of factors contributed to Metzler/Payden’s impetus to rediscover the European equity markets including the expansion of the European Union (EU), structural reforms, consumer revival, improved corporate revenues, and the forecast of a sustained economic recovery ahead. Metzler/Payden Funds mark one of the only fund families to offer the full spectrum of European equity strategies in the United States. The funds are important investment vehicles for Metzler/Payden as they incorporate equity strategies that we provide many of our largest institutional clients.

The news that has surfaced over the past two months regarding fraudulent late trading and market timing practices in the mutual fund industry must be very unsettling to you as a shareholder. We are pleased to confirm that we do not engage, and have never engaged, in such practices. As an independently owned investment management firm, our only income is derived from managing assets, resulting in no conflicts with other businesses or holdings. Our culture, our mission statement and our value system—which we diligently impart to all employees—has allowed us to avoid these problems. We want to assure you that we will continue to be vigilant in this area and thank you for your confidence and trust.

Best wishes,

Scott J. Weiner

Chairman & President

Management Discussion & Analysis

The Metzler/Payden International Equity Fund, launched on December 30, 2002, has returned 26.21% since inception. The MSCI World ex U.S. returned 27.14% for the same time period.

International equity markets started out slow in 2003; however, the turnaround that began in March has continued to be strong through the third quarter and the beginning of the fourth quarter. Improved corporate earnings and economic growth have benefited virtually all-global economies. Metzler/Payden expects strong growth to continue not only through the end of the year, but over the next several years. The Fund primarily invests in Europe and Asia. Fund strategists have recently increased their exposure in Asia based on positive earnings forecasts on expectations that the economic recovery will continue. The weakening of the U.S. dollar versus the euro and Asian currencies has contributed substantially to the Fund’s return and demonstrated the importance of diversification in an equity portfolio.

The Metzler/Payden European Quant Equity Fund returned 22.90% since its inception on December 30, 2002. The fund has trailed its benchmark over this period as the MSCI Europe Index has returned 23.33%. The Fund is based on a truly quantitative model that determines an objective asset allocation via a computer-based model that forecasts returns, eliminating the human influence on the portfolio. Long-term structural reforms designed to ensure economic growth over long periods in Europe should lead to higher returns on a more predictable schedule.

The Metzler/Payden European Emerging Markets Fund returned 34.69% since inception on December 30, 2002. The fund has kept relatively close pace with its benchmark, the Nomura Central Eastern Europe Index, which returned 35.41% over the same time period.

European emerging markets have been one of the top performing sectors in 2003, in part due to the global economic recovery, but also due to the positive impact that the expansion of Euroland and the euro currency are expected to have on these countries.

The strategists’ focus on the energy, financial, and telecommunication sectors has positively benefited the fund in a growing economy. The Fund invests primarily in Russia, Poland, Hungary, and the Czech Republic, since they are the largest and most advanced markets in the region. The Fund benefited from a recent under-weight of Russian stocks as political turmoil has led to some profit taking after a long period of sharp upward moves. Metzler/Payden strategists believe that there is still substantial value to be found in Russia and other eastern European markets.

European equity markets have seen a dramatic recovery in the second half of 2003. The market, still at historically cheap levels, was initially slow to catch on to the global turnaround during the second quarter. It outpaced most other markets in the third quarter, however, and appears well positioned to continue its recent out-performance. The past few years of under-performance has left considerable room for growth and expansion since investors have been cautious to re-enter the sector. The strengthening of the euro versus the U.S. dollar has contributed substantially to the translation gains of the Metzler/Payden Funds.

The Metzler/Payden Euroland Blue Chip Fund returned 24.78%, versus 22.00% by the Dow Jones Euro STOXX 50 Index, since its inception on December 30, 2002. The Fund has kept pace with the benchmark as the large-capitalization issuers in Europe, comparable to the Dow Jones Industrial Average in the United States, have performed well during the economic recovery. Significant positive returns for the Fund were derived from the cyclical sector exposure, especially in the financial sector.

The Metzler/Payden European Growth Fund returned 26.90% since it was launched on December 30, 2002, significantly outpacing the MSCI Europe Growth Index, which returned 17.67%. The Fund’s overweight in small- and mid-cap growth stocks has contributed to the recent strong performance. Firm strategists believe that the European growth sector has not yet recovered to the same level as the U.S. growth market, and that significant opportunities still exist. The Fund’s large growth exposure to Switzerland and Germany contributed to the positive performance.

INTERNATIONAL EQUITY SCHEDULE OF INVESTMENTS

Ocober 31, 2003

Principal or Shares	Security Description	Value

Common Stocks
Automobile (1%)
170	Volkswagen	$8,573
Banks (9%)
1,880	Barclays Plc	15,855
300	BNP Paribas Sa	15,761
430	Credit Agricole Sa	9,131
400	HBOS Plc	4,653
1,300	HSBC Holdings Plc	19,523
150	KBC Bankverzekerings Holdings	6,362
Capital Goods (2%)
220	Atlas Copco AB	7,730
7,840	Sonae, S.G.P.S., S.A.	5,376
Commercial Services & Supplies(1%)
810	Vedior NV	11,674
Consumer Durables & Apparel (5%)
360	Cie Financiere Richemont AG	8,103
4,200	MFI Furniture Group Plc	11,564
780	Philips Electronics Nv	21,024
Diversified Financials (5%)
590	Credit Suisse Group	20,794
310	Euronext	7,585
660	ING Group Nv	13,701
Energy (6%)
430	MOL Magyar Olaj-es Gazipari Rt.	13,377
130	Technip SA	12,843
135	Total Fina Sa	20,979
Food & Drug Retail (2%)
630	Jeronimo Martins, SGPS, S.A.	5,931
330	Metro Ag	13,494
Food, Beverage & Tobacco (1%)
400	Koninklijke Numico N.V.	9,024
Insurance (4%)
170	Allianz Ag	18,222
450	Hannover Rueckversicherungs-AG	13,076
Materials (5%)
350	Anglo American Plc	7,163
550	Arcelor	7,844
110	Ciba Specialty Chemicals AG	7,280
1,260	CIMPOR-Cimentos de Portugal, SGPS, SA	5,565
240	Clariant Ag	3,380
370	Upm-Kymmene Oyj	6,924
Media (3%)
4	Antena 3 Television, S.A.	130
55	PubliGroupe S.A.	13,719
3,930	Taylor Nelson Sofres Plc	14,338
Mutual Funds (3%)
590	iShares MSCI Pacific ex-Japan Index Fund	41,164
Pharmaceuticals & Biotechnology (3%)
790	Qiagen Nv	9,256
160	Schering AG	7,470
243	Stada Arzneimittel Ag	12,594
Semiconductors & Equipment (2%)
680	Asm Lithography Holding Nv (b)	11,800
300	STMicroelectronics Nv	7,985
Software & Services (2%)
100	Sap Ag	14,545
Telecommunication (4%)
1,180	Telefonica Sa	14,675
7,040	Vodafone Group Plc	14,783
Transportation (4%)
860	Brisa-Auto Estradas de Portugal, S.A.	5,378
1,530	Deutsche Lufthansa— Reg	23,990
Utility (2%)
930	Endesa SA	14,755

Total Common Stocks (Cost—$473,620) (65%)		539,093
Investment Companies (0%)
1	Dreyfus Treasury Cash Management	1

Total (Cost—$473,621) (a) (65%)		539,094
Other Assets, net of Liabilities (35%)		286,740

Net Assets (100%)		$825,834

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$67,273
Unrealized depreciation	(1,800)

Net unrealized appreciation	$65,473

(b)	Non-come producing security

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
11/14/2003	Japanses Yen (Sell)	118.878	180,000	14,789
Liabilities:
11/14/2003	Japanses Yen (Buy)	117.000	29,526	(1,952)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
1	HangSang Stock Index	Nov-03	$77,879	$(993)
2	Tokyo Price Index	Dec-03	190,446	(1,366)

			$268,325	$(2,359)

Top Five Country Holdings
Germany	21%
United Kingdom	16%
Netheralnds	16%
France	12%
Switzerland	10%

See notes to financial statements.

EUROPEAN QUANT EQUITY FUND SCHEDULE OF INVESTMENTS

October 31, 2003

Principal or Shares	Security Description	Value

Common Stocks
Banks (25%)
1,160	ABN Amro Holding Nv	$24,336
700	Alliance & Leicester Plc	10,536
1,195	Banco Bilbao Vizcaya Argentaria Sa	13,709
700	Bank of Ireland	8,697
320	Bank of Ireland	3,943
1,740	Barclays Plc	14,674
1,550	HBOS Plc	18,030
1,660	HSBC Holdings Plc	24,929
2,345	Lloyds TSB Group Plc	16,285
2,190	Nordea AB	13,592
640	Royal Bank of Scotland Group Plc	17,148
225	Societe Generale	16,711
2,120	UniCredito Italiano SpA	10,448
Consumer Durables & Apparel (4%)
220	Christian Dior Sa	12,254
770	Philips Electronics Nv	20,754
Diversified Financials (6%)
1,530	Amvescap Plc	12,112
565	Credit Suisse Group	19,913
1,150	Provident Financial Plc	12,616
Energy (12%)
4,900	BP Amoco Plc	34,008
1,200	Eni Spa	19,052
360	Norsk Hydro SA	20,266
1,370	Repsol YPF, SA (b)	23,885
Food & Staples Retailing (2%)
265	Carrefour Sa	13,910
Food, Beverage & Tobacco (8%)
120	Groupe Danone	18,104
660	Imperial Tobacco Group Plc	10,942
2,180	SABMiller Plc	18,413
250	Unilever Nv	14,520
Healthcare Equipment & Services(1%)
115	Coloplast A/S	9,677
Household & Personal Products(1%)
140	Henkel KGAA	10,295
Insurance (6%)
1,360	Alleanza Assicurazioni	13,610
230	Swiss Re	14,481
130	Zurich Financial Services AG	16,652
Materials (8%)
730	Anglo American Plc	14,939
2,780	BHP Billiton Plc	21,830
25	Givaudan	11,274
70	L’Air Liquide SA	10,374
Media (1%)
1,350	Arnoldo Mondadori Editore S.p.a.	10,356
Pharmaceuticals & Biotechnology (2%)
285	Schering AF	13,306
Retail (3%)
850	Great Universal Stores Plc	10,385
665	Hennse & Mauritz AB	14,113
Semiconductors & Semiconductor Equipment (2%)
720	STMicroelectronics Nv	19,164
Telecommunication (10%)
5,355	BT Group Plc	16,856
1,135	Deutsche Telekom Ag	17,875
1,090	Elisa Oyj	12,986
649	France Telecom	15,705
1,650	Koninklijke (Royal) KPN Nv	12,542
Transportaion (2%)
820	Deutsche Post Ag	15,774
Utilities (8%)
430	E.ON Ag	21,731
4,470	Electricidade de Portugal SA	10,131
570	RWE AG	15,834
1,800	United Utilities Plc	14,402
844	United Utilities Plc-A Shares	3,989

Total Common Stocks (Cost—$737,757) (101%)		792,068
Investment Companies (0%)
888	Dreyfus Treasury Cash Management	888

Total (Cost—$738,645) (a) (101%)		792,956
Liabilities in excess of Other Assets (-1%)		(6,219)

Net Assets (100%)		$786,737

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$60,529
Unrealized depreciation	(6,218)
Net unrealized appreciation	$54,311

(b)	Non-income producing security.

See notes to financial statements.

EUROPEAN EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS

Ocober 31, 2003

Principal or Shares		Security Description	Value

Common Stocks
Banks (26%)
	750	Bank Austria Creditanstalt	$32,672
	2,000	Bank Pekao S.A.-USD	57,174
	1,000	Bank Pekao S.A.	28,820
	650	Bank Przemyslowo-Handlowy PBK S.A.	56,391
	1,700	Bank Zachodni WBK S.A.	34,230
	750	BRE Bank SA	17,469
	1,900	Hansabank Ltd. (AS Hansapank)	43,505
	650	Komercni Banka As	58,086
	5,800	OTP Bank Rt.	71,136
Beverages & Tobacco (2%)
	50	Philip Morris CR As	25,990
Chemicals (3%)
	650	BorsodChem Rt.	38,697
Construction & Building Materials (1%)
	2,500	Budimex Sa	22,248
Entertainment (2%)
	3,000	Agora SA	36,989
Health Care (1%)
	200	Gedeon Richter Rt.	20,591
Mining & Metal Products (7%)
	750	Grupa Kety SA	22,186
	6,900	KGHM Polska Miedz S.A.	44,424
	500	Mining and Metallurgical Company Norilsk Nickel	25,740
	25,000	Stalexport S.A.	9,198
Energy (23%)
	590	LUKOIL-US	47,967
	700	LUKOIL-EURO	56,424
	3,100	MOL Magyar Olaj-es Gazipari Rt.	96,440
	9,500	Polski Koncern Naftowy Orlen S.A.	60,692
	1,500	Surgutneftegaz	36,613
	1,300	YUKOS—ADR	60,060
Other Consumer (3%)
	750	Prokom Software SA	34,864
	6,000	Synergon Information Systems	14,127
Retail & Wholesale Traders (3%)
	1,200	Cersanit-Krasnystaw S.A.	22,074
	1,200	Farmacol S.A.	17,600
Utilities (21%)
	1,000	AO VimpelCom—ADR	65,100
	7,100	Cesky Telecom As	71,543
	18,700	Magyar Tavkozlesi Rt (Matav)	67,383
	390	Mobile Telesystems—ADR	30,221
	1,300	Oao Gazprom-Spon ADR	31,200
	16,000	Telekomunikacja Polska Sa	56,080

Total Common Stocks (Cost—$1,310,973) (92%)			1,413,934
Investment Companies (5%)
	80,913	Dreyfus Treasury Cash Management	80,912

Total (Cost—$1,391,885) (a) (97%)			1,494,846
Other Assets, net of Liabilities (3%)			38,418

Net Assets (100%)			$1,533,264

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$262,283
Unrealized depreciation	(159,322)

Net unrealized appreciation	$102,961

See notes to financial statements.

EUROLAND BLUE CHIP FUND SCHEDULE OF INVESTMENTS

Ocober 31, 2003

Principal or Shares	Security Description	Value

Common Stocks
Automobiles (3%)
220	Volkswagen	$11,095
Banks (16%)
410	ABN Amro Holding Nv	8,602
110	Banco Popular Espanol Sa	5,719
325	BNP Paribas Sa	17,074
380	Credit Agricole Sa	8,069
200	Credit Suisse Group	7,049
150	KBC Bankverzekerings Holdings	6,362
1,710	UniCredito Italiano SpA	8,427
Basic Materials (2%)
270	Arcelor	3,851
190	Upm-Kymmene Oyj	3,556
Chemicals (4%)
130	Ciba Specialty Chemicals AG	8,603
550	Clariant Ag	7,745
Constructions (1%)
910	CIMPOR-Cimentos de Portugal, SGPS, SA	4,019
Consumer Cyclicals (7%)
570	Deutsche Lufthansa— Reg	8,936
680	Philips Electronics Nv	18,329
Consumer Non-Cyclicals (4%)
450	Jeronimo Martins, SGPS, S.A.	4,237
180	Metro Ag	7,360
5,650	Sonae, S.G.P.S., S.A.	3,875
Energy (12%)
260	MOL Magyar Olaj-es Gazipari Rt.	8,089
250	Royal Dutch Petroleum	11,090
80	Technip SA	7,904
110	Total Fina Sa	17,094
Financial Services (2%)
280	Euronext	6,851
Food & Household Products (1%)
250	Koninklijke Numico N.V.	5,640
Industrials (5%)
620	Brisa-Auto Estradas de Portugal, S.A.	3,877
470	Exel plc	6,049
390	Securitas AB	4,801
350	Vedior NV	5,044
Insurance (11%)
115	Allianz Ag	12,327
420	Axa	7,957
330	Hannover Rueckversicherungs-AG	9,589
510	ING Group Nv	10,587
Media (5%)
5	Antena 3 Television, S.A.	163
35	PubliGroupe S.A.	8,730
2,200	Taylor Nelson Sofres Plc	8,026
Pharmaceuticals (5%)
580	Qiagen Nv	6,795
130	Schering AF	6,070
115	Stada Arzneimittel Ag	5,960
Retail (2%)
2,120	MFI Furniture Group Plc	5,837
Technology (11%)
540	Asm Lithography Holding Nv (b)	9,371
230	Indra Sisteamas, S.A.	2,588
75	Sap Ag	10,910
320	STMicroelectronics Nv	8,517
5,800	Telefonaktiebolaget LM Ericsson AB	9,966
Telecommunications (9%)
520	Deutsche Telekom Ag	8,190
1,480	Telefonica Sa	18,406
2,500	Vodafone Group Plc	5,250
Utilities (3%)
120	E.ON Ag	6,065
290	Endesa SA	4,601

Total Common Stocks (Cost—$327,226) (103%)		385,252
Investment Companies (0%)
1	Dreyfus Treasury Cash Management	1

Total (Cost—$327,227) (a) (103%)		385,253
Liabilities in excess of Other Assets (-3%)		(10,880)

Net Assets (100%)		$374,373

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$59,041
Unrealized depreciation	(1,015)

Net unrealized appreciation	$58,026

(b)	Non-income producing security.

EUROPEAN GROWTH FUND SCHEDULE OF INVESTMENTS

Ocober 31, 2003

Principal or Shares		Security Description	Value

Common Stocks
Aerospace/Defense (2%)
	800	European Aeronautic Defence	$16,272
Apparel Manufactures (2%)
	800	Hugo Boss AG	16,309
Appliances (1%)
	1,700	De’Longhi S.p.A.	7,923
Banks (3%)
	100	Erste Bank AG	11,055
	200	Societe Generale	14,854
Building Products (1%)
	1,100	CIMPOR-Cimentos de Portugal, SGPS, SA	4,858
Chemicals (1%)
	2,400	Yule Catto & Company Plc	11,322
Commercial Services (2%)
	30	SGS Societe Generale de Surveillance Holding	16,944
Computer Services (3%)
	5,900	Getronics NV	13,098
	1,800	Wanadoo	13,390
Computer Software (3%)
	500	Dassault Systems SA	21,212
Consumer Discretionary(1%)
	1,800	Havas Advertising SA (b)	8,578
Consumer Goods & Services (2%)
	200	Wella Ag—Preferred Stock	15,924
Consumer Staples (4%)
	250	Adecco SA	14,747
	4,000	Tesco Plc	16,036
Drug Store-Retail (1%)
	1,000	Boots Group Plc	12,090
Electronic Components (2%)
	700	STMicroelectronics Nv	18,632
Electronic Conductors (1%)
	600	Techem AG	10,475
Energy (1%)
	70	Total Fina SA	10,878
Financial (10%)
	120	Allianz Ag	12,862
	800	Anglo Irish Bank	9,605
	250	BNP Paribas SA	13,134
	300	Deutsche Bank Ag	19,785
	300	Eni Spa	4,763
	160	Muenchener Rueckver Ag (b)	19,078
	160	Muenchener Rueckver Ag—rights	1,322
Food Processing (2%)
	600	Koninklijke Numico N.V.	13,536
Food—Retail (4%)
	210	Carrefour Sa	11,023
	200	Colruyt NV	18,132
	600	Jeronimo Martins, SGPS, SA	5,649
Food—Services (1%)
	1,200	Elior	10,084
Footwear (2%)
	300	Charles Voegele Holding Ag	17,809
Hotels & Motels (1%)
	700	NH Hotels SA	8,047
Industrials (1%)
	3,500	Alstom	11,146
Insurance (2%)
	450	Baloise Holding Ltd.	18,286
Machinery & Engineering (1%)
	400	Muehlbauer Holding AG & Co	9,182
Manufacturers of Machinery and Industry Euipment (1%)
	90	Krones Ag	6,330
Materials (3%)
	2,400	Xstrata Plc	24,639
Media (1%)
	50	PubliGroupe SA	12,472
Medical (2%)
	450	UCB SA	14,190
Medical Products (8%)
	150	Nobel Biocare Holding Ag	13,315
	320	Novo Nordisk A/S-B	11,512
	1,900	Smith & Nephew Plc (b)	15,097
	130	Straumann Holding Ag	15,459
	10	Synthes-Stratec Inc.	9,183
Medical-Drugs (4%)
	150	Actelion Ltd.	14,270
	400	AstraZeneca PLC	18,788
Office Machines (2%)
	1,000	Oce N.V.	13,273
Oil (2%)
	100	OMV AG	12,785
Oil & Gas Exploration Products & Services (1%)
	700	Repsol YPF, SA	12,204
Paper Packaging & Printing (1%)
	1,200	Buhrmann NV	10,740
Public Improvements (1%)
	1,200	Brisa-Auto Estradas de Portugal, SA	7,504
Retail (1%)
	10,000	Sonae, S.G.P.S., SA	6,857
Technology (5%)
	100	Altana Ag	6,301
	550	Asm Lithography Holding Nv (b)	9,544
	600	Infineon Technologies Ag	8,843
	130	Sap Ag	18,911
Telecommunications (6%)
	770	France Telecom	18,633
	150	Mobistar SA	7,532
	4,900	Telefonaktiebolaget LM Ericsson AB	8,420
	2,700	Tiscali S.p.A.	17,950
Telephone (2%)
	1,100	Mobilcom Ag	15,138
Television (2%)
	3	Antena 3 Television, SA	110
	1,800	Mediaset Spa (b)	18,181
Transportation (2%)
	900	Deutsche Post Ag	17,312

Total Common Stocks (Cost—$725,111) (98%)			823,533
Investment Companies (0%)
	316	Dreyfus Treasury Cash Management	316

Total (Cost—$725,427) (a) (98%)			823,849
Other Assets, net of Liabilities (2%)			17,294

Net Assets (100%)			$841,143

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$95,571
Unrealized depreciation	2,851

Net unrealized appreciation	$98,422

(b)	Non-income producing security.

See notes to financial statements.

Statements of Assets & Liabilities

October 31, 2003

	International Equity Fund	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund
ASSETS:
Investments, at value*	$539,094	$792,956	$1,494,846	$385,253	$823,849
Foreign cash	28,602	5,260	81,777	6,600	12,093
Cash	258,670	209		4,149	87
Receivable for:
Interest and dividends	180	584	6,727	493	986
Investments sold	30,023			16,574	46,775
Forward currency contracts	12,837
Receivable from Advisor (Note 3)	18,871	15,474	26,544	16,112	12,474
Other assets	4,026	4,041	4,591	3,493	4,931

Total Assets	892,303	818,524	1,614,485	432,674	901,195

LIABILITIES:
Payable for investments purchased	33,151		44,711	24,712	24,330
Payable for futures contracts	570
Accrued expenses:
Administration fees (Note 3)	55	53	108	25	56
Trustee fees and expenses	2,338	1,623	3,529	2,404	3,241
Other liabilities	30,355	30,111	32,873	31,160	32,425

Total Liabilities	66,469	31,787	81,221	58,301	60,052

NET ASSETS	$825,834	$786,737	$1,533,264	$374,373	$841,143

NET ASSETS:
Paid in capital	$700,010	$700,010	$1,278,427	$300,010	$700,010
Undistributed net investment income	2,888	2,790	4,761	9,270	5,407
Undistributed net realized gains (losses) from investments	46,823	29,554	159,531	6,924	37,428
Net unrealized appreciation (depreciation) from:
Investments	46,709	30,778	93,364	44,214	78,217
Translation of assets and liabilities in foreign currencies	29,404	23,605	(2,819)	13,955	20,081

NET ASSETS	$825,834	$786,737	$1,533,264	$374,373	$841,143

Outstanding shares of beneficial interest	65,431	64,015	113,850	30,001	66,271

NET ASSET VALUE - offering and redemption price per share in whole dollars	$12.62	$12.29	$13.47	$12.48	$12.69

*Investments, at cost	$473,621	$738,645	$1,391,885	$327,227	$725,427

See notes to financial statements.

Statements of Operations

Period ended October 31, 2003

	International Equity Fund	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund
INVESTMENT INCOME:
Interest income (Note 2)	$444	$150	$505	$448	$305
Dividend income	4,737	8,306	15,534	7,639	8,823

Investment Income	5,181	8,456	16,039	8,087	9,128

EXPENSES:
Investment advisory fees (Note 3)	2,631	2,263	4,452	1,988	3,155
Administration fees (Note 3)	281	241	475	212	336
Custodian fees	11,311	14,415	9,451	10,207	13,153
Transfer agent fees	8,347	8,347	8,347	8,347	8,347
Registration	11,499	12,251	12,566	9,542	13,671
Trustee fees and expenses	11,731	8,057	16,031	11,811	15,882
Printing and mailing costs	3,925	2,728	5,893	4,016	5,412
Pricing	2,389	4,482	2,300	3,370	5,297
Organizational expenses	7,171	7,171	7,171	7,171	7,171
Legal fees	6,413	4,396	9,147	6,399	8,681
Accounting fees	26,386	26,344	26,344	26,344	26,344
Audit fees	23,170	22,978	23,377	23,164	23,376
Other expenses	328	231	497	334	452

Gross Expenses	115,582	113,904	126,051	112,905	131,277
Custodian credits (Note 2)	(813)		(4)	(52)
Expense subsidy (Note 3)	(111,436)	(111,038)	(120,408)	(110,335)	(127,281)

Net Expenses	3,333	2,866	5,639	2,518	3,996

Net Investment Income	1,848	5,590	10,400	5,569	5,132

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	31,115	29,554	159,531	31,086	37,428
Foreign currency transactions	1,039	(2,799)	(5,639)	3,702	276
Futures, options and swap contracts	15,710			(24,162)
Change in net unrealized appreciation (depreciation) from:
Investments	49,012	30,778	93,365	44,213	78,217
Translation of assets and liabilities in foreign currencies	29,404	23,604	(2,820)	13,955	20,080
Futures, options and swap contracts	(2,304)

Net Realized and Unrealized Gains (Losses)	123,976	81,137	244,437	68,794	136,001

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$125,824	$86,727	$254,837	$74,363	$141,133

The Funds commenced operations on December 30, 2002

See notes to financial statements.

Statements of Changes in Net Assets

Period ended October 31, 2003

	International Equity Fund	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund
	2003	2003	2003	2003	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,848	$5,590	$10,400	$5,569	$5,132
Net realized gains (losses) on investments	47,864	26,755	153,892	10,626	37,704
Change in net unrealized appreciation (depreciation)	76,112	54,382	90,545	58,168	98,297

Change in Net Assets Resulting from Operations	125,824	86,727	254,837	74,363	141,133

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Net realized gains from investments

Change in Net Assets from Distributions to Shareholders	—	—	—	—	—

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	700,010	700,010	1,280,523	300,010	700,010
Reinvestment of distributions
Cost of fund shares redeemed			(2,096)

Change in Net Assets from Capital Transactions	700,010	700,010	1,278,427	300,010	700,010

Total Change in Net Assets	825,834	786,737	1,533,264	374,373	841,143

NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$825,834	$786,737	$1,533,264	$374,373	$841,143

Undistributed net investment income	$2,888	$2,790	$4,761	$9,270	$5,407

Statements of Changes in Net Assets (cont’)

Period ended October 31, 2003

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	—	—	—	—	—

Shares sold	65,431	64,015	114,069	30,001	66,271
Shares issued in reinvestment of distributions
Shares redeemed			(219)

Change in shares outstanding	65,431	64,015	113,850	30,001	66,271

Outstanding shares at end of period	65,431	64,015	113,850	30,001	66,271

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	730,143	1,593,588	2,107,446	642,793	1,569,657
Sale of investments (excluding government)	287,547	887,749	956,004	346,574	881,974
Purchase of government securities	—	—	—	—	—
Sale of government securities	—	—	—	—	—

The Funds commenced operations on December 30, 2002

See notes to financial statements.

Financial Highlights

For a share outstanding during the period ended October 31

	International Equity Fund	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund
	2003	2003	2003	2003	2003
Net asset value - beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment activities:
Net investment income	0.03	0.09	0.09	0.19	0.08
Net realized and unrealized gains (losses)	2.59	2.20	3.38	2.29	2.61

Total from investment activities	2.62	2.29	3.47	2.48	2.69

Distributions to shareholders:
From net investment income
From net realized gains

Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00

Net asset value - end of period	$12.62	$12.29	$13.47	$12.48	$12.69

Total return *	26.21%	22.90%	34.69%	24.78%	26.90%

Ratios/supplemental data:
Net assets, end of period	$825,834	$786,737	$1,533,264	$374,373	$841,143
Ratio of gross expense to average net assets **	32.69%	37.67%	21.19%	42.68%	31.22%
Ratio of net expense to average net assets **	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets **	(31.21)%	(34.87)%	(18.49)%	(39.63)%	(29.05)%
Ratio of net investment income to average net assets **	0.53%	1.85%	1.75%	2.10%	1.22%
Portfolio turnover rate **	114%	253%	141%	137%	177%

The Funds commenced operations on December 30, 2002

*	Not annualized
**	Annualized

See notes to financial statements.

Notes to Financial Statements

1. Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is a no-load, open-end management investment company organized as a Delaware business trust on March 22, 2002 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002.

Each of the Funds, except for the Euroland Blue Chip Fund, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3. Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit each Fund’s total expenses (exclusive of interest and taxes) to 0.95% through October 31, 2003.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the period. It is not recorded as liabilities in the statement of assets and liabilities, but is recognized as net expense in the statements of operations. As of October 31, 2003, the deferred expense subsidy was $92,565 for the International Equity Funds, $95,564 for the European Quant Equity, $93,864 for the European Emerging Markets, $94,223 for the Euroland Blue Chip, and $114,807 for the European Growth.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%. Treasury Plus, Inc., also serves as the transfer agent to the Group.

Under terms of the transfer agent agreement, Treasury Plus Inc. receives fees in the amount of $10,000 per annum per fund through September 7, 2003.

Under a distribution agreement with the Fund, Payden & Rygel Distributors is not entitled to receive any fees from the Fund.

The Funds employ a redemption fee on shareholders payable to the Distributor and equal to 1% of the value of shares redeemed if the shares are held less than 60 days.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

4. Distributions to Shareholders

At October 31, 2003, the components of accumulated earnings/deficit on a tax basis were as follows. There was no Undistributed Ordinary Income.

	Undistributed Ordinary Income	Gross Unrealized Appreciation on Investments	Gross Unrealized (Depreciation) on Investments	Unrealized Appreciation (Depreciation)	Cost of Investments
International Equity	$62,389	$67,273	$(1,800)	$65473	$473,621
European Quant Equity	33,729	60,529	(7,444)	53,085	739,871
European Emerging Markets	165,084	262,283	(159,830)	102,453	1,392,393
Euroland Blue Chip	16,335	59,041	(1,015)	58,026	327,227
European Growth	43,505	98,422	(477)	97,945	725,904

INDEPENDENT AUDITORS’ REPORT

Shareholders and Board of Trustees

Metzler/Payden Investment Group

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Metzler/Payden Investment Group (the “Group”), including International Equity Fund, European Quant Equity Fund, European Emerging Markets Fund, Euroland Blue Chip Fund and European Growth Fund, as of October 31, 2003 and the related statements of operations, changes in net assets and financial highlights for the period from December 30, 2002 (commencement of operations) to October 31, 2003. These financial statements and financial highlights are the responsibility of the Group’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Group as of October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period from December 30, 2002 (commencement of operations) to October 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

December 24, 2003

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held

Trustees
333 S. Grand Avenue Los Angeles CA 90071

W.D. Hilton, Jr. Age 56	Independent Trustee	2002	President and CEO, Trust Services, Inc. (since 1997); Executive Director (since 1999) and previously Managing Trustee, NGC Settlement Trust, Fuller-Austin Asbestos Settlement Trust, Swan Settlement Trust and Utex Industries Settlement Trust	All	Trustee, The Payden & Rygel Investment Group; Director, Bermuda Fire & Marine Insurance Co., Ltd.

James Clayburn LaForce Age 74	Independent Trustee	2002	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Director, BlackRock Closed End Funds; Director, Advisors Series Trust; Director, CancerVax Corporation; Director, Arena Pharmaceutical

Gerald S. Levey, M.D. Age 65	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner Age 44	Interested Trustee	2002	Managing Principal, Payden & Rygel; President, Metzler/Payden, LLC (since 1998)	All

Norbert F.J. Enste Age 51	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC (since 1998); Principal (since 1997) and Director, B. Metzler sell. Sohn & Co. Holdings KgaA; Chairman, Supervisory Borad, Metzler Investment GmbH	All

Officers
333 S. Grand Avenue Los Angeles CA 90071

Scott J. Weiner Age 44	Chairman and President	2002	Managing Principal, Payden & Rygel; President, Metzler/Payden, LLC (since 1998)	All

Frank Peter Martin Age 41	Executive Vice President	2002	Executive Vice President, Metzler Payden, LLC (since 1999); Managing Director, Metzler Investment GmbH (since 1999); Managing Director, Schroeders Investment Management GmbH (1999); J.P. Morgan Investment GmbH (1996-1998)

Brian W. Matthews Age 42	CFO	2003	Managing Principal and CFO, Payden & Rygel	All

Yot Chattrabhuti Age 47	Vice President	2002	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh Age 35	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel (since 1998); previously Assistant Controller Sierra Capital Management	All

David L. Wagner Age 52	Vice President	2002	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock Age 52	Secretary	2002	Managing Principal and General Counsel, Payden & Rygel	All

ITEM 2.    CODE OF ETHICS

As of October 31, 2003, the registrant has adopted “The Metzler/Payden Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers” (the “Supplemental Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller. Any person may obtain without charge a copy of the Supplemental Code of Ethics by sending his or her request in writing to: The Metzler/Payden Investment Group, Attention: General Counsel, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Trustees has determined that W. D. Hilton, Jr. and Gerald S. Levey, M.D., each of whom is an independent Trustee of the registrant, are audit committee financial experts for the registrant.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees:

Fiscal year ending October 31, 2002: $0

(b) Audit-Related Fees:

Fiscal year ending October 31, 2002: $0

(c) Tax Fees – For preparation of the annual tax returns (state and Federal) for each Fund:

Fiscal year ending October 31, 2002: $0

(d) All Other Fees:

Fiscal year ending October 31, 2002: $22,815

(i)	$ 3,250: Review of Semi-Annual Report for compliance with generally accepted accounting principles (GAAP) and SEC regulations.

(ii)	$19,565: Consulting services with respect to the registrant’s disclosure control and internal control policies and procedures.

(e)(1) The Audit Committee of the registrant’s Board of Trustees, which is composed solely of independent Trustees, approves all services by the registrant’s principal accountant, and the fees for such services, prior to any engagement.

(e)(2) No services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee of the registrant’s Board of Trustees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees:

Fiscal year ending October 31, 2002: $27,815

$22,815:	Registrant (Item 4(d))
$ 5,000:	Metzler/Payden LLC (for preparation of the firm’s annual state and Federal tax returns)

(h) In the fiscal year ending October 31, 2002, the registrant’s principal accountant did not provide any non-audit services to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that required pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

However, each year at the time the Audit Committee of the registrant’s Board of Trustees considers the appointment of, scope of services to be provided by and fees for the registrant’s principal accountant, the Audit Committee considers whether the provision of services by the registrant’s principal accountant to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence.

ITEMS 5-6.    [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT               INVESTMENT COMPANIES

Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2003.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.    EXHIBITS

(a) The Metzler/Payden Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers (adopted June 10, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ SCOTT J. WEINER

Scott J. Weiner Chairman and President

Date: January 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ BRIAN W. MATTHEWS

Brian W. Matthews Vice President and Chief Financial Officer

Date: January 9, 2004